Annual Fund Operating Expenses ((Columbia Dividend Income Fund))	0 Months Ended
	Sep. 30, 2011
(Columbia Dividend Income Fund Class ABCIRTW) | Class A Shares
Operating Expenses:
Management fees	0.64%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.10%
Fee waivers and/or reimbursements	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.00%	[3]
(Columbia Dividend Income Fund Class ABCIRTW) | Class B Shares
Operating Expenses:
Management fees	0.64%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.85%
Fee waivers and/or reimbursements	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.75%	[3]
(Columbia Dividend Income Fund Class ABCIRTW) | Class C Shares
Operating Expenses:
Management fees	0.64%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.85%
Fee waivers and/or reimbursements	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.75%	[3]
(Columbia Dividend Income Fund Class ABCIRTW) | Class I Shares
Operating Expenses:
Management fees	0.64%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.68%
Fee waivers and/or reimbursements	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.67%	[3]
(Columbia Dividend Income Fund Class ABCIRTW) | Class R Shares
Operating Expenses:
Management fees	0.64%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.35%
Fee waivers and/or reimbursements	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.25%	[3]
(Columbia Dividend Income Fund Class ABCIRTW) | Class T Shares
Operating Expenses:
Management fees	0.64%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.51%	[2]
Total annual Fund operating expenses	1.15%
Fee waivers and/or reimbursements	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.05%	[3]
(Columbia Dividend Income Fund Class ABCIRTW) | Class W Shares
Operating Expenses:
Management fees	0.64%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.10%
Fee waivers and/or reimbursements	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.00%	[3]
(Columbia Dividend Income Fund - Class Z) | Class Z Shares
Operating Expenses:
Management fees	0.64%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[2]
Total annual Fund operating expenses	0.85%
Fee waivers and/or reimbursements	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.75%	[4]

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.00% for Class A, 1.75% for Class B, 1.75% for Class C, 0.67% for Class I, 1.25% for Class R, 1.05% for Class T and 1.00% for Class W.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.75% for Class Z.